                                                                               .
                                                                               .
                                                                               .

FORD CREDIT AUTO OWNER TRUST 2006-B
MONTHLY INVESTOR REPORT

  Collection Period                                                                                                   October, 2006
  Payment Date                                                                                                           11/15/2006
  Transaction Month                                                                                                               3

  Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-131003 and at
  http://www.fordcredit.com/institutionalinvestments/index.jhtml.

  I. ORIGINAL DEAL PARAMETERS                                                                                WEIGHTED AVG REMAINING
                                                        DOLLAR AMOUNT           # OF RECEIVABLES                     TERM AT CUTOFF
  Initial Pool Balance                              $3,149,999,909.60                    154,834                          52 months
  Original Securities:                                  DOLLAR AMOUNT         NOTE INTEREST RATE               LEGAL FINAL MATURITY
   Class A-1 Notes                                    $657,000,000.00                    5.4048%                 September 15, 2007
   Class A-2 A Notes                                  $470,000,000.00                     5.420%                      July 15, 2009
   Class A-2 B Notes                                  $470,000,000.00    one-month LIBOR + 0.02%                      July 15, 2009
   Class A-3 Notes                                    $730,000,000.00                     5.260%                   October 15, 2010
   Class A-4 Notes                                    $438,560,000.00                     5.250%                 September 15, 2011
   Class B Notes                                       $87,333,000.00                     5.430%                  February 15, 2012
   Class C Notes                                       $58,222,000.00                     5.680%                      June 15, 2012
   Class D Notes                                       $58,222,000.00                     7.120%                  February 15, 2013
                                                       --------------
      Total                                         $2,969,337,000.00

  II. AVAILABLE FUNDS
  INTEREST:
   Interest Collections                                                                                              $14,198,183.86

  PRINCIPAL:
   Principal Collections                                                                                             $58,464,035.51
   Prepayments in Full                                                                                               $33,667,238.40
   Liquidation Proceeds                                                                                                 $851,788.09
   Recoveries                                                                                                               $876.00
                                                                                                                            -------
     SUB TOTAL                                                                                                       $92,983,938.00
                                                                                                                     --------------
  COLLECTIONS                                                                                                       $107,182,121.86

  PURCHASE AMOUNTS:
   Purchase Amounts Related to Principal                                                                                $376,388.73
   Purchase Amounts Related to Interest                                                                                   $2,401.99
                                                                                                                          ---------
     SUB TOTAL                                                                                                          $378,790.72

  Clean-up Call                                                                                                               $0.00
                                                                                                                              -----
  AVAILABLE COLLECTIONS                                                                                             $107,560,912.58

  Reserve Account Draw Amount                                                                                                 $0.00
  Net Swap Receipt -- Tranche A-2b                                                                                            $0.00
                                                                                                                              -----
  AVAILABLE FUNDS                                                                                                   $107,560,912.58

  FORD CREDIT AUTO OWNER TRUST 2006-B
  MONTHLY INVESTOR REPORT

  Collection Period                                                                                                   October, 2006
  Payment Date                                                                                                           11/15/2006
  Transaction Month                                                                                                               3

   III. DISTRIBUTIONS                                                                                  CARRYOVER          REMAINING
   AVAILABLE FUNDS                          CALCULATED AMOUNT             AMOUNT PAID     SHORTFALL    SHORTFALL    AVAILABLE FUNDS
   Owner Trustee Fees and Expenses                      $0.00                   $0.00         $0.00        $0.00    $107,560,912.58
   Indenture Trustee Fees and                           $0.00                   $0.00         $0.00        $0.00    $107,560,912.58
   Servicing Fee                                $2,451,259.20           $2,451,259.20         $0.00        $0.00    $105,109,653.38
   Net Swap Payment -- Tranche A-2 B               $27,416.67              $27,416.67         $0.00        $0.00    $105,082,236.71
   Interest - Class A-1 Notes                   $2,000,118.04           $2,000,118.04         $0.00        $0.00    $103,082,118.67
   Interest - Class A-2 A Notes                 $2,122,833.33           $2,122,833.33         $0.00        $0.00    $100,959,285.34
   Interest - Class A-2 B Notes                 $2,091,500.00           $2,091,500.00         $0.00        $0.00     $98,867,785.34
   Interest - Class A-3 Notes                   $3,199,833.33           $3,199,833.33         $0.00        $0.00     $95,667,952.01
   Interest - Class A-4 Notes                   $1,918,700.00           $1,918,700.00         $0.00        $0.00     $93,749,252.01
   Swap Termination Payment                             $0.00                   $0.00         $0.00        $0.00     $93,749,252.01
   First Priority Principal Payment                     $0.00                   $0.00         $0.00        $0.00     $93,749,252.01
   Interest - Class B Notes                       $395,181.83             $395,181.83         $0.00        $0.00     $93,354,070.18
   Second Priority Principal Payment            $8,141,301.49           $8,141,301.49         $0.00        $0.00     $85,212,768.69
   Interest - Class C Notes                       $275,584.13             $275,584.13         $0.00        $0.00     $84,937,184.56
   Third Priority Principal Payment            $58,222,000.00          $58,222,000.00         $0.00        $0.00     $26,715,184.56
   Interest - Class D Notes                       $345,450.53             $345,450.53         $0.00        $0.00     $26,369,734.03
   Reserve Account Deposit                              $0.00                   $0.00         $0.00        $0.00     $26,369,734.03
   Regular Principal Payment                  $377,712,639.71          $26,369,734.03         $0.00        $0.00              $0.00
   Additional Trustee Fees and                          $0.00                   $0.00         $0.00        $0.00              $0.00
   Residual Released to Depositor                       $0.00                   $0.00         $0.00        $0.00              $0.00
                                                                                -----

   TOTAL                                                              $107,560,912.58

                                                              PRINCIPAL PAYMENT:

                                                                     First Priority Principal Payment                         $0.00
                                                                     Second Priority Principal Payment                $8,141,301.49
                                                                     Third Priority Principal Payment                $58,222,000.00
                                                                     Regular Principal Payment                       $26,369,734.03
                                                                                                                     --------------

                                                                     TOTAL                                           $92,733,035.52


   IV. NOTEHOLDER PAYMENTS

                          NOTEHOLDER PRINCIPAL PAYMENTS      NOTEHOLDER INTEREST PAYMENTS                 TOTAL PAYMENT
                                   ACTUAL   PER $1,000 OF            ACTUAL   PER $1,000 OF               ACTUAL     PER $1,000 OF
                                                  ORIGINAL                          ORIGINAL                        ORIGINAL BALANCE
                                                   BALANCE                           BALANCE
   Class A-1 Notes         $92,733,035.52          $141.15    $2,000,118.04            $3.04      $94,733,153.56            $144.19
   Class A-2 A Notes                $0.00            $0.00    $2,122,833.33            $4.52       $2,122,833.33              $4.52
   Class A-2 B Notes                $0.00            $0.00    $2,091,500.00            $4.45       $2,091,500.00              $4.45
   Class A-3 Notes                  $0.00            $0.00    $3,199,833.33            $4.38       $3,199,833.33              $4.38
   Class A-4 Notes                  $0.00            $0.00    $1,918,700.00            $4.38       $1,918,700.00              $4.38
   Class B Notes                    $0.00            $0.00      $395,181.83            $4.53         $395,181.83              $4.53
   Class C Notes                    $0.00            $0.00      $275,584.13            $4.73         $275,584.13              $4.73
   Class D Notes                    $0.00            $0.00      $345,450.53            $5.93         $345,450.53              $5.93
                                    -----            -----      -----------            -----         -----------              -----

   TOTAL                   $92,733,035.52           $31.23   $12,349,201.19            $4.16     $105,082,236.71             $35.39

  FORD CREDIT AUTO OWNER TRUST 2006-B
  MONTHLY INVESTOR REPORT

  Collection Period                                                                                                   October, 2006
  Payment Date                                                                                                           11/15/2006
  Transaction Month                                                                                                               3

   V. NOTE BALANCE AND POOL INFORMATION
                                               BEGINNING OF PERIOD                              END OF PERIOD
                                                    BALANCE               NOTE FACTOR              BALANCE              NOTE FACTOR
   Class A-1 Notes                              $444,075,941.20             0.6759147          $351,342,905.68            0.5347685
   Class A-2 A Notes                            $470,000,000.00             1.0000000          $470,000,000.00            1.0000000
   Class A-2 B Notes                            $470,000,000.00             1.0000000          $470,000,000.00            1.0000000
   Class A-3 Notes                              $730,000,000.00             1.0000000          $730,000,000.00            1.0000000
   Class A-4 Notes                              $438,560,000.00             1.0000000          $438,560,000.00            1.0000000
   Class B Notes                                 $87,333,000.00             1.0000000           $87,333,000.00            1.0000000
   Class C Notes                                 $58,222,000.00             1.0000000           $58,222,000.00            1.0000000
   Class D Notes                                 $58,222,000.00             1.0000000           $58,222,000.00            1.0000000
                                                 --------------             ---------           --------------            ---------

   TOTAL                                      $2,756,412,941.20             0.9282924        $2,663,679,905.68            0.8970622

   POOL INFORMATION
   Weighted Average APR                                                        5.735%                                        5.710%
   Weighted Average Remaining Term                                              54.76                                         53.92
   Number of Receivables Outstanding                                          147,495                                       143,291
   Pool Balance                                                     $2,941,511,036.17                             $2,847,578,366.16
   Adjusted Pool Balance (Pool Balance - YSOC Amount)               $2,718,181,206.74                             $2,631,827,639.71
   Pool Factor                                                             0.9338131                                     0.9039932



  VI. OVERCOLLATERALIZATION INFORMATION

  Specified Reserve  Balance                                                                                        $15,749,999.55
  Targeted Credit Enhancement Amount                                                                                $28,475,783.66
  Yield Supplement Overcollateralization Amount                                                                    $215,750,726.45
  Targeted Overcollateralization Amount                                                                            $228,476,510.56
  Actual Overcollateralization Amount (EOP Pool Balance -EOP  Note Balance)                                        $183,898,460.48


  VII. RECONCILIATION OF RESERVE ACCOUNT
  Beginning Reserve Account Balance                                                                                 $15,749,999.55
  Reserve Account Deposits Made                                                                                               0.00
  Reserve Account Draw Amount                                                                                                 0.00
                                                                                                                              ----
  Ending Reserve Account Balance                                                                                    $15,749,999.55
  Change in Reserve Account Balance                                                                                          $0.00

  Specified Reserve  Balance                                                                                        $15,749,999.55

  FORD CREDIT AUTO OWNER TRUST 2006-B
  MONTHLY INVESTOR REPORT

  Collection Period                                                                                                   October, 2006
  Payment Date                                                                                                           11/15/2006
  Transaction Month                                                                                                               3

  VIII. NET LOSSES AND DELINQUENT RECEIVABLES
                                                                                     # OF RECEIVABLES                       AMOUNT
  Realized Loss                                                                                   574                  $573,219.28
  (Recoveries)                                                                                      3                      $876.00
                                                                                                                           -------
  NET LOSSES FOR CURRENT COLLECTION PERIOD                                                                             $572,343.28
  Cumulative Net Losses Last Collection                                                                                $235,652.77
                                                                                                                       -----------
  CUMULATIVE NET LOSSES FOR ALL COLLECTION PERIODS                                                                     $807,996.05

  Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)                         0.23%

  DELINQUENT RECEIVABLES:

                                                           % OF EOP POOL             # OF RECEIVABLES                       AMOUNT
  31-60 Days Delinquent                                             0.86%                       1,182               $24,419,023.06
  61-90 Days Delinquent                                             0.06%                          79                $1,737,292.64
  91-120 Days Delinquent                                            0.02%                          22                  $492,464.59
  Over 120 Days Delinquent                                          0.00%                           1                   $53,530.50
                                                                    -----                           -                   ----------

  TOTAL DELINQUENT RECEIVABLES                                      0.91%                       1,284               $26,702,310.79

  REPOSSESION INVENTORY:

  Repossesed in the Current Collection Period                                                     105                $2,150,033.72
  Total Repossesed Inventory                                                                      119                $2,642,935.40

  RATIO OF NET LOSSES TO THE AVERAGE POOL BALANCE FOR THE COLLECTION PERIOD:
  Second Preceding Collection Period                                                                                       0.0013%
  Preceding Collection Period                                                                                              0.0932%
  Current Collection Period                                                                                                0.2373%
  Three Month Average                                                                                                      0.1106%

  NUMBER OF  61+ DELINQUENT RECEIVABLES TO EOP NUMBER OF OUTSTANDING RECEIVABLES:
  Second Preceding Collection Period                                                                                       0.0013%
  Preceding Collection Period                                                                                              0.0461%
  Current Collection Period                                                                                                0.0712%
  Three Month Average                                                                                                      0.0395%